Earnings Per Share (Details) - USD ($)	Nov. 09, 2022	Nov. 09, 2022
Earnings Per Share [Abstract]
Principle Amount (in Dollars)	$ 3,333,333.33
Number of Common Stock Reserved Issuance	20,911,474
Conversion of stock		19,157,088
Warrant Conversion		1,754,386